Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Event [Line Items]
Subsequent Events
12.	Subsequent Events
The Company has evaluated subsequent events from the date of the balance sheet through December 30, 2024, the date the Financial Statements were available to be issued and determined there are no subsequent events to report outside of the below
:
Acquisitions
On November 1, 2024, the Company acquired approximately 1,280 surface acres in Winkler County, Texas, and supply water assets and a related commercial contract from a private, third-party seller for total purchase price of $20.0 million.
On November 22, 2024, the Company acquired approximately 5,800 surface acres in Lea County, New Mexico, supply water assets and related surface use agreements from a private, third-party seller for total purchase price of $26.5 million.
On December 19, 2024, the Company acquired approximately 46,000 acres located in Reeves and Pecos Counties, Texas, and related surface use agreements from a private, third-party seller for total purchase price of $245.0 million. The Company funded the acquisition with a portion of the net proceeds from the December Private Placement described below and borrowings under our Credit Facilities.
Amendment to Credit Facilities
On November 4, 2024, the Company entered into a credit agreement amendment (“Second Credit
Agreement
Amendment”) to increase the maximum available amount under our Revolving Credit Facility to $100.0 million, increase the principal amount of the Term Loan to $300.0 million, with an additional $75.0 million uncommitted delayed draw term loan, and eliminate the Company’s obligation to make Term Loan amortization payments.
December Private Placement
In December 2024, we closed the December Private Placement pursuant to which certain persons reasonably believed to be accredited investors or qualified institutional buyers purchased an aggregate 5,830,419 Class A shares from us at $60.03 per share (the “December Private Placement”). We used approximately $200.0 million of the proceeds from the December Private Placement, net of placement fees, to partially fund the Wolf Bone Acquisition, and approximately $150.0 million of such proceeds, net of placement fees, to purchase 2,498,751 OpCo Units (along with the cancellation of a corresponding number of Class B shares) by LandBridge Holdings.